Goodwill and Intangible Assets - Schedule of Goodwill Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, beginning of period	$ 1,011,429	$ 1,013,601
Effects of movements in foreign exchange rates	704	(2,172)
Additions from acquisitions	164,502
Goodwill, end of period	$ 1,176,635	$ 1,011,429